Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Minimum future rental payments under operating leases to related parties for the years ending December 31 are as follows:

2018	$427
2019	793
2020	793
2021	793
2022	793
Thereafter	6,381
Total minimum future payments	$9,980